Summary of Significant Accounting Policies (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Depreciation expense	$ 10,750	$ 1,806	$ 13,045	$ 4,711	$ 19,781	$ 7,257
Accounts Receivable, net	359,657		359,657		11,430	0
Cash equivalents	0		0		0
Federally insured limits	$ 250,000		$ 250,000		250,000
Potentially dilutive shares	0	0	0	0
Uncertain tax positions					0	0
Advertising					$ 4,767	$ 8,148
Minimum [Member]
Property equipment useful lives					3 years
Maximum [Member]
Property equipment useful lives					10 years